Other Intangible Assets (table)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Expected Amortization Expense [Table Text Block]

Future
thousands	Amortization

2012	$1,075
2013	1,075
2014	1,075
2015	1,075
2016	1,075